Decommissioning Liabilities - Additional Information (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Provisions [Line Items]
Estimated future cash flows required to settle the obligation	$ 4,953,000,000	$ 5,173,000,000
Credit-adjusted risk-free rate	5.00%	4.90%
Inflation Rate	2.00%	2.00%
Bottom of Range [Member]
Disclosure Of Other Provisions [Line Items]
Settlement Of Decommissioning Liabilities	$ 40,000,000
Top of Range [Member]
Disclosure Of Other Provisions [Line Items]
Settlement Of Decommissioning Liabilities	$ 45,000,000